Note 15 - Research and Development Expenses -Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consultants and subcontractors	$ 100	$ 25	$ 177	$ 48	$ 99	$ 152
Depreciation	4	0	8	0
Clinical trials	0	0	0	19	3	60
Expenses - other	63	50	178	74	112	129
Research and Development Expense, Gross					741	1,299
Less – grants received					0	0
Total	878	392	1,517	712	741	1,299
Research and Development Expense [Member]
Salary and employee benefits	$ 711	$ 317	$ 1,154	$ 571	527	944
Depreciation					$ 0	$ 14